Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
Feb. 28, 2014
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 1	$ 4,907,476
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 2	4,755,713
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 3	821,547
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 4	935,074
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 5	113,355
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 6	104,716
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 7	(1,068)
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 8	43,576
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 9	0
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 10	0
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 11	5,841,310
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 12	5,839,079
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 13	(3,688,743)
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 14	(3,431,104)
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 15	2,152,567
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 16	$ 2,407,975